FRANKLIN ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 27.0%
[a]Carpintero Finance Ltd., 144A, 2.581%, 11/11/24	$1,928,253	$2,004,896
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	34,560	35,314
Dy9 Leasing LLC, 2.372%, 3/19/27	1,681,493	1,763,592
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,292,908
[b]KE Export Leasing LLC, 2013-A, secured note, FRN, 0.601%, (3-Month USD LIBOR + 0.23%), 2/28/25	829,196	815,185
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	2,008,726	2,055,874
Overseas Private Investment Corp.,
2.12%, 3/20/24	1,100,000	1,134,691
4.01%, 5/15/30	1,642,500	1,888,951
A, zero cpn., 11/15/20	225,000	292,770
Petroleos Mexicanos, 2.378%, 4/15/25	700,000	725,135
Reliance Industries Ltd.,
senior secured note, 2.06%, 1/15/26	1,500,000	1,539,852
2.512%, 1/15/26	1,125,000	1,168,214
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	874,930
Tagua Leasing LLC, 1.90%, 7/12/24	2,282,652	2,327,695
Tayarra Ltd., 3.628%, 2/15/22	306,888	313,865
U.S. Treasury Note,
0.125%, 4/30/22	6,000,000	5,996,484
0.125%, 6/30/22	4,000,000	3,997,969
0.125%, 5/15/23	3,000,000	2,995,898
0.25%, 4/15/23	6,000,000	6,013,945
0.375%, 3/31/22	7,500,000	7,527,978
1.125%, 6/30/21	2,500,000	2,524,463
1.375%, 10/15/22	6,000,000	6,165,703
1.50%, 8/15/22	6,000,000	6,171,211
1.625%, 8/15/22	2,000,000	2,062,344
1.625%, 8/31/22	5,000,000	5,158,105
1.75%, 5/31/22	2,000,000	2,060,664
1.875%, 11/30/21	1,800,000	1,843,629
2.25%, 7/31/21	1,500,000	1,533,662
2.50%, 1/15/22	2,500,000	2,589,600
[c]Index Linked, 0.125%, 7/15/24	1,943,604	2,032,666
[c]Index Linked, 0.125%, 10/15/24	724,500	759,771
[c]Index Linked, 0.375%, 7/15/23	1,432,236	1,493,086
[c]Index Linked, 0.375%, 7/15/25	1,892,013	2,023,463
[c]Index Linked, 0.625%, 4/15/23	1,032,200	1,074,455
[c]Index Linked, 0.625%, 1/15/24	2,856,932	3,012,210
[c]Index Linked, 0.625%, 1/15/26	2,697,575	2,924,680
Ulani MSN 37894, 2.184%, 12/20/24	1,565,218	1,622,627
Zarapito Leasing LLC, 2.628%, 11/12/26	1,738,419	1,835,271

Total U.S. Government and Agency Securities (Cost $90,220,485)		91,653,756

Mortgage-Backed Securities 75.9%

[d]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 25.3%
FHLMC, 0.373%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	713,427	710,929
FHLMC, 0.393%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,135,912	1,137,417
FHLMC, 0.403%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	976,110	976,817
FHLMC, 0.413%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,267,526	1,270,450
FHLMC, 0.423%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	894,217	894,724
FHLMC, 0.433%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	926,830	929,629
FHLMC, 0.473%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,114,133	1,120,806
FHLMC, 0.483%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	132,726	133,402
FHLMC, 0.485%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,380,637	1,375,235

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

[d]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.513%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	$926,439	$929,334
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	993,869	995,845
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,301,155	1,308,416
FHLMC, 0.533%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	842,632	846,936
FHLMC, 0.543%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	113,513	113,767
FHLMC, 0.543%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	5,156,298	5,176,241
FHLMC, 0.553%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	4,854,155	4,868,020
FHLMC, 0.553%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	447,177	450,725
FHLMC, 0.563%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	52,228	52,098
FHLMC, 0.563%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	230,345	229,596
FHLMC, 0.583%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,151,643	1,157,047
FHLMC, 0.603%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,027,233	1,029,232
FHLMC, 0.623%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	3,999,557	4,036,759
FHLMC, 0.635%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	2,087,804	2,094,630
FHLMC, 0.653%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	2,000,000	2,022,749
FHLMC, 0.663%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	3,801,069	3,819,713
FHLMC, 0.673%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	999,767	1,010,096
FHLMC, 0.683%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,663,271	1,677,978
FHLMC, 0.683%, (1-Month USD LIBOR +/- MBS Margin), 11/25/26	3,844,772	3,886,665
FHLMC, 0.69%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	3,000,000	3,044,929
FHLMC, 0.693%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	1,661,532	1,676,921
FHLMC, 0.703%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,027,197
FHLMC, 0.703%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	2,000,000	2,026,260
FHLMC, 0.703%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	2,000,000	2,026,589
FHLMC, 0.713%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	3,884,395	3,933,690
FHLMC, 0.723%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	4,827,794	4,887,159
FHLMC, 0.723%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,487,715	1,503,542
FHLMC, 0.743%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,981,656
FHLMC, 0.883%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	1,999,854	2,025,250
FHLMC, 0.983%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	2,000,000	2,029,876
FHLMC, 2.897%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	2,833	2,847
FHLMC, 2.968%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	29,327	29,561
FHLMC, 2.994%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	15,756	15,979
FHLMC, 3.214%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,843	3,924
FHLMC, 3.324%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	165,237	172,654
FHLMC, 3.349%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	206,970	215,751
FHLMC, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	2,804	2,822
FHLMC, 3.462%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,805	1,811
FHLMC, 3.493%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	187,647	189,553
FHLMC, 3.52%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	70,499	73,955
FHLMC, 3.565%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	232,638	244,435
FHLMC, 3.601%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,157	4,392
FHLMC, 3.618%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	51,684	54,596
FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	8,014	8,229
FHLMC, 3.672%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	757	757
FHLMC, 3.678%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	19,907	21,015
FHLMC, 3.681%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	25,422	26,069
FHLMC, 3.699%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	24,918	26,210
FHLMC, 3.713%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	44,836	45,913
FHLMC, 3.727%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	59,898	63,068
FHLMC, 3.731%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	3,104	3,133
FHLMC, 3.748%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	131,909	133,684
FHLMC, 3.75%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	478,985	507,158
FHLMC, 3.777%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	33,508	35,323
FHLMC, 3.777%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	695,837	735,061
FHLMC, 3.783%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	49,780	52,545
FHLMC, 3.783%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	800,473	846,121

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

[d]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.805%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	$264,815	$279,560
FHLMC, 3.812%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	11,609	12,219
FHLMC, 3.818%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	14,829	15,583
FHLMC, 3.826%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	48,803	51,223
FHLMC, 3.862%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	15,860	16,788
FHLMC, 3.883%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	315,629	333,554
FHLMC, 3.885%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	999,214	1,049,484
FHLMC, 3.897%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	487,179	513,380
FHLMC, 3.905%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	68,268	71,908
FHLMC, 3.909%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	12,065	12,760
FHLMC, 3.911%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	694	697
FHLMC, 3.911%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	2,489,492	2,616,524
FHLMC, 3.919%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	94,394	94,837
FHLMC, 3.937%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	17,656	18,615
FHLMC, 3.948%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	15,671	16,502
FHLMC, 3.95%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	7,974	8,430
FHLMC, 3.957%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	144,384	151,322
FHLMC, 3.958%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	426,735	447,810
FHLMC, 3.974%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	17,254	18,205
FHLMC, 3.985%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	634	639
FHLMC, 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	17,425	18,302
FHLMC, 4.00%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	2,246	2,354
FHLMC, 4.006%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	36,443	38,329
FHLMC, 4.007%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	70,584	74,153
FHLMC, 4.01%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,897,799	1,994,319
FHLMC, 4.011%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	48,937	49,973
FHLMC, 4.017%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	148,545	155,545
FHLMC, 4.031%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	275,439	278,316
FHLMC, 4.055%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	19,239	19,676
FHLMC, 4.075%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,479,033	1,558,747
FHLMC, 4.124%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	11,406	12,024
FHLMC, 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	54,549	57,304
FHLMC, 4.141%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	16,677	16,829
FHLMC, 4.158%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	118,904	124,365
FHLMC, 4.159%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	57,701	60,870
FHLMC, 4.167%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	12,762	13,390
FHLMC, 4.195%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	63,299	67,026
FHLMC, 4.204%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	21,338	22,321
FHLMC, 4.209%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	129,006	135,608
FHLMC, 4.228%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	37,215	38,537
FHLMC, 4.252%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	9,294	9,832
FHLMC, 4.277%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	32,947	33,313
FHLMC, 4.311%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,691	8,050
FHLMC, 4.329%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	290,743	308,003
FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	55,407	56,245
FHLMC, 4.361%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	3,303	3,325
FHLMC, 4.394%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	8,412	8,535
FHLMC, 4.419%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	48,021	50,375
FHLMC, 4.446%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	75	75
FHLMC, 4.448%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	5,535	5,589
FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	8,574	8,619
FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	126,966	132,694
FHLMC, 5.491%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,048	1,054

		86,028,628

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.9%
FHLMC, 1.054%, 8/25/26	1,999,966	2,035,278

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC, 2.00%, 2/25/50	$2,885,020	$2,953,806
FHLMC, 2.50%, 6/01/35	11,930,718	12,503,857
FHLMC, 2.50%, 6/01/50	9,525,506	9,933,245
FHLMC, 2.745%, 1/25/26	1,500,000	1,647,343
FHLMC, 2.995%, 12/25/25	1,500,000	1,665,014
FHLMC, 3.00%, 5/01/50	8,401,404	8,857,051
FHLMC, 3.062%, 12/25/24	1,500,000	1,652,627
FHLMC, 3.458%, 8/25/23	2,000,000	2,165,211
FHLMC, 3.49%, 1/25/24	2,000,000	2,186,928
FHLMC, 3.50%, 6/01/26	482,916	508,060
FHLMC, 3.50%, 3/15/43	1,146,781	1,179,663
FHLMC, 4.00%, 3/01/49	2,947,485	3,181,892

		50,469,975

[d]Federal National Mortgage Association (FNMA) Adjustable Rate 8.2%
FNMA, 0.585%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	951,498	952,500
FNMA, 0.585%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,667,212	1,666,302
FNMA, 0.585%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,397,359	1,398,972
FNMA, 0.635%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	3,368,402	3,377,466
FNMA, 2.425%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	7,919	7,990
FNMA, 2.632%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	3,257	3,288
FNMA, 2.645%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	904	906
FNMA, 2.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	9,369	9,497
FNMA, 2.675%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	801	807
FNMA, 2.683%, (11th District COF +/- MBS Margin), 8/01/29	28,252	28,222
FNMA, 2.69%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,636	2,656
FNMA, 2.725%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	35,177	37,006
FNMA, 2.75%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	19	19
FNMA, 2.773%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	5,166	5,222
FNMA, 2.814%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	35,797	37,499
FNMA, 2.82%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	36,642	38,335
FNMA, 2.823%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	3,118	3,217
FNMA, 2.847%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	9,010	9,288
FNMA, 2.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,202	8,260
FNMA, 2.893%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,187	6,239
FNMA, 2.945%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,417	7,665
FNMA, 2.963%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	13,490	13,918
FNMA, 3.005%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	551	560
FNMA, 3.015%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	344,209	353,484
FNMA, 3.025%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	805	815
FNMA, 3.026%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	4,229	4,355
FNMA, 3.06%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,887	5,056
FNMA, 3.072%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	48,609	49,240
FNMA, 3.086%, (1 Year CMT +/- MBS Margin), 1/01/31	19,744	19,572
FNMA, 3.091%, (1 Year CMT +/- MBS Margin), 6/01/40	53,810	54,418
FNMA, 3.091%, (1 Year CMT +/- MBS Margin), 11/01/40	13,524	13,583
FNMA, 3.126%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	3,758	3,790
FNMA, 3.176%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	6,079	6,148
FNMA, 3.196%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	176,390	182,010
FNMA, 3.246%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	17,556	18,087
FNMA, 3.25%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	5,135	5,267
FNMA, 3.267%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	14,136	14,262
FNMA, 3.289%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	132,593	138,723
FNMA, 3.293%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	194,426	199,812
FNMA, 3.299%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,242	7,515
FNMA, 3.351%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	3,756	3,880
FNMA, 3.355%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	939	951

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

[d]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.358%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	$141,531	$145,732
FNMA, 3.361%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	10,792	11,114
FNMA, 3.369%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	497,922	514,890
FNMA, 3.387%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,875	6,075
FNMA, 3.396%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	18,048	18,616
FNMA, 3.425%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	1,802	1,828
FNMA, 3.451%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	5,556	5,594
FNMA, 3.461%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	52,085	52,625
FNMA, 3.496%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	452	458
FNMA, 3.502%, (1 Year CMT +/- MBS Margin), 11/01/35	22,249	22,869
FNMA, 3.503%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	9,155	9,256
FNMA, 3.503%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	25,735	27,072
FNMA, 3.512%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	22,880	23,932
FNMA, 3.526%, (1 Year CMT +/- MBS Margin), 11/01/35	34,483	35,499
FNMA, 3.527%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	66,038	68,836
FNMA, 3.537%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	37,203	39,010
FNMA, 3.553%, (1 Year CMT +/- MBS Margin), 10/01/35	186,020	191,695
FNMA, 3.572%, (1 Year CMT +/- MBS Margin), 11/01/35	92,259	95,095
FNMA, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	9,936	10,009
FNMA, 3.576%, (1 Year CMT +/- MBS Margin), 11/01/35	30,767	31,733
FNMA, 3.586%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	23,089	23,234
FNMA, 3.598%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	18,688	18,803
FNMA, 3.603%, (1 Year CMT +/- MBS Margin), 11/01/35	228,754	229,530
FNMA, 3.62%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	12,828	12,972
FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	40,069	40,384
FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,312	2,328
FNMA, 3.632%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	43,965	45,537
FNMA, 3.634%, (1 Year CMT +/- MBS Margin), 11/01/35	32,194	32,366
FNMA, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	158,439	166,746
FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	16,888	17,760
FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	124,263	131,644
FNMA, 3.643%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,769	1,781
FNMA, 3.644%, (1 Year CMT +/- MBS Margin), 11/01/35	125,567	126,873
FNMA, 3.647%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	9,729	10,218
FNMA, 3.648%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	224,359	235,083
FNMA, 3.651%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	145,246	152,695
FNMA, 3.652%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	97,833	98,964
FNMA, 3.666%, (1 Year CMT +/- MBS Margin), 11/01/35	36,865	38,118
FNMA, 3.667%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	7,216	7,351
FNMA, 3.673%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	54,541	57,266
FNMA, 3.676%, (1 Year CMT +/- MBS Margin), 11/01/35	72,788	75,325
FNMA, 3.682%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	5,738	5,978
FNMA, 3.684%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	7,964	8,014
FNMA, 3.689%, (1 Year CMT +/- MBS Margin), 10/01/35	481,071	498,280
FNMA, 3.693%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	1,531	1,542
FNMA, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,676	3,704
FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	9,141	9,637
FNMA, 3.699%, (1 Year CMT +/- MBS Margin), 11/01/35	37,634	38,981
FNMA, 3.701%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	21,749	22,859
FNMA, 3.705%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	5,801	5,862
FNMA, 3.721%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	45,343	47,619
FNMA, 3.721%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	22,660	23,617
FNMA, 3.728%, (11th District COF +/- MBS Margin), 10/01/27	276	278
FNMA, 3.734%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	6,482	6,798
FNMA, 3.737%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	594,051	625,237
FNMA, 3.739%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	126,498	129,097
FNMA, 3.741%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	2,642	2,658

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

[d]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.741%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	$320,394	$337,190
FNMA, 3.744%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	40,162	42,315
FNMA, 3.747%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	2,434,322	2,565,896
FNMA, 3.756%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	34,644	36,248
FNMA, 3.764%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	68,380	72,185
FNMA, 3.807%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,114	11,162
FNMA, 3.809%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,449,340	1,533,344
FNMA, 3.819%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	58,193	60,182
FNMA, 3.82%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	39,425	41,773
FNMA, 3.838%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	122,906	130,362
FNMA, 3.851%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	267,526	270,206
FNMA, 3.854%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	67,347	70,644
FNMA, 3.865%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	232,034	244,666
FNMA, 3.871%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	20,699	20,818
FNMA, 3.883%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	365,678	384,561
FNMA, 3.885%, (1 Year CMT +/- MBS Margin), 1/01/23	1,288	1,299
FNMA, 3.891%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,191,361	1,250,443
FNMA, 3.892%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,581	1,595
FNMA, 3.898%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	2,417,128	2,537,686
FNMA, 3.906%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	567,851	595,753
FNMA, 3.919%, (1 Year CMT +/- MBS Margin), 9/01/36	44,166	46,157
FNMA, 3.926%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	264,082	273,445
FNMA, 3.926%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	155,960	163,934
FNMA, 3.933%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	26,332	27,790
FNMA, 3.947%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	66,528	69,618
FNMA, 3.96%, (1 Year CMT +/- MBS Margin), 5/01/36	58,733	61,392
FNMA, 3.961%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	239,984	252,257
FNMA, 3.972%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,183,139	1,238,973
FNMA, 3.973%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	3,179	3,208
FNMA, 3.975%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	191,326	201,796
FNMA, 3.978%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	457	466
FNMA, 3.982%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	34,334	34,649
FNMA, 3.986%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	348,281	365,071
FNMA, 3.988%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	84,719	88,714
FNMA, 3.989%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	78,267	81,830
FNMA, 3.993%, (1 Year CMT +/- MBS Margin), 10/01/36	76,187	79,796
FNMA, 4.00%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	56,134	57,272
FNMA, 4.002%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	22,067	22,151
FNMA, 4.01%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	37,400	39,212
FNMA, 4.011%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	67,839	68,847
FNMA, 4.014%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	6,677	6,738
FNMA, 4.016%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	64,676	68,954
FNMA, 4.024%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	49,519	51,527
FNMA, 4.028%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	79,376	83,392
FNMA, 4.038%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	368,821	387,071
FNMA, 4.042%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	158,085	166,021
FNMA, 4.06%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,376	1,384
FNMA, 4.062%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	25,680	26,419
FNMA, 4.065%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	6,847	6,884
FNMA, 4.081%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,014	1,027
FNMA, 4.084%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	79,739	81,069
FNMA, 4.118%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	28,005	28,137
FNMA, 4.132%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	9,940	10,361
FNMA, 4.177%, (11th District COF +/- MBS Margin), 8/01/28	19,604	19,846
FNMA, 4.191%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	2,220	2,232
FNMA, 4.199%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	12,432	13,099
FNMA, 4.209%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	11,495	11,584

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)

[d]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.214%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	$102,634	$104,635
FNMA, 4.216%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	87,186	91,000
FNMA, 4.228%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	4,966	4,999
FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	37,027	37,305
FNMA, 4.253%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	46,365	46,749
FNMA, 4.261%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,727	2,858
FNMA, 4.267%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	50,504	50,745
FNMA, 4.32%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	18,191	19,104
FNMA, 4.439%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	24,459	25,613
FNMA, 4.504%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	23,830	25,486
FNMA, 4.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,790	1,796
FNMA, 4.518%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	69,994	71,621
FNMA, 4.532%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	7,451	7,484
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	72,495	72,869
FNMA, 5.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	487	490

		27,877,284

Federal National Mortgage Association (FNMA) Fixed Rate 25.5%
FNMA, 1.75%, 1/25/43	1,773,760	1,829,618
FNMA, 2.50%, 3/01/35	2,879,887	3,018,234
FNMA, 2.50%, 5/01/35	14,791,686	15,502,263
FNMA, 2.50%, 6/01/35	11,936,715	12,510,142
[e]FNMA, 2.50%, 7/15/35	3,000,000	3,140,273
FNMA, 2.50%, 6/01/50	9,519,433	9,923,161
[e]FNMA, 2.50%, 7/15/50	22,910,000	23,875,621
FNMA, 3.00%, 10/25/45	3,502,299	3,680,702
FNMA, 3.00%, 6/01/50	8,452,769	8,971,208
FNMA, 3.50%, 9/01/25	70,611	74,283
FNMA, 3.50%, 10/01/25	621,310	653,868
FNMA, 3.50%, 3/01/26	543,018	571,323
FNMA, 3.50%, 8/01/26	98,550	103,674
FNMA, 3.50%, 8/01/26	40,968	43,106
FNMA, 3.50%, 10/01/26	4,576	4,817
FNMA, 3.50%, 10/01/26	2,613	2,750
FNMA, 3.50%, 10/01/26	12,902	13,580
FNMA, 3.50%, 1/01/27	10,050	10,571
FNMA, 3.50%, 1/01/27	676,142	711,328
FNMA, 3.50%, 1/01/27	23,868	25,110
FNMA, 3.50%, 4/01/27	150,629	159,494
FNMA, 3.50%, 7/01/27	725,179	762,766
FNMA, 3.50%, 5/01/31	185,470	195,061
FNMA, 4.00%, 1/01/50	968,733	1,026,507

		86,809,460

[d]Government National Mortgage Association (GNMA) Adjustable Rate 1.3%
GNMA, 0.49%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	2,579,035	2,571,887
GNMA, 0.795%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,895,651	1,907,139

		4,479,026

Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA, 2.50%, 9/20/27	2,207,645	2,257,962

Total Mortgage-Backed Securities (Cost $256,496,195)		257,922,335

Total Investments before Short Term Investments (Cost $346,716,680)		349,576,091

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Shares	Value

Short Term Investments (Cost $8,169,630) 2.4%

Money Market Funds 2.4%
[f,g]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	8,169,630	$8,169,630

Total Investments (Cost $354,886,310) 105.3%		357,745,721

Other Assets, less Liabilities (5.3)%		(17,860,424)

Net Assets 100.0%		$339,885,297

[a]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2020, the value of this security was $2,004,896, representing 0.6% of net assets.

[b]	The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.
[c]	Principal amount of security is adjusted for inflation.
[d]

Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

[e]	Security purchased on a to-be-announced (TBA) basis.
[f]	The rate shown is the annualized seven-day effective yield at period end.
[g]	See Note 5 regarding investments in affiliated management investment companies.

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 5 Yr. Note	Short	83	$10,436,602	9/30/20	$(32,535)

U.S. Treasury 10 Yr. Note	Short	78	10,855,406	9/21/20	(41,827)

U.S. Treasury 10 Yr. Ultra Note	Short	18	2,834,719	9/21/20	(17,216)

U.S. Treasury Long Bond	Short	3	535,687	9/21/20	(4,270)

Total Futures Contracts					$(95,848)

      *As of period end.

  Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to deter-mine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of

	Value at				Unrealized	Value at	Shares

	Beginning			Realized	Appreciation	End of	Held at End	Dividend

	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$ 27,976,197	$ 115,336,471	$(135,143,038)	$ -	$ -	$ 8,169,630	8,169,630	$ 1,783

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$91,653,756	$–	$91,653,756
Mortgage-Backed Securities	–	257,922,335	–	257,922,335
Short Term Investments	8,169,630	–	–	8,169,630

Total Investments in Securities	$8,169,630	$349,576,091	$–	$357,745,721

Liabilities:
Other Financial Instruments:
Futures Contracts	$95,848	$–	$–	$95,848

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.